6. INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
6. INVESTMENT IN ASSOCIATED COMPANIES

GAMBITIOUS

The Company had as of December 31, 2014 an indirect ownership interest in Gambitious B.V. (“Gambitious”), a Company located in the Netherlands, which uses the Company’s platform to raise capital for video games produced by a wide range of developers.

In February 2014, the Company sold 912 memberships in Gambitious Coöperatie UA (“Gambitious Coop”). As a result of this transaction, the Company’s direct interest in Gambitious Coop decreased from 63% to 46% and the Company lost its controlling interest.  Accordingly, during the first quarter of 2014 Symbid has deconsolidated the assets, liabilities and equity components related to Gambitious Coop and recognized a loss in other income and expense of $1,631 for the year ended December 31, 2014.  The deconsolidation of Gambitious Coop did not have a material impact on the consolidated financial statements of the Company.

In April 2014, the Company participated in a funding round of Gambitious and contributed capital of approximately $25,000.

In May 2014, the Company sold 193 memberships in Gambitious Coop. As a result of this transaction, the Company had a direct interest in Gambitious Coop of 42%. As of December 31, 2014 the Company remained an indirect shareholder in Gambitious B.V. for 12% of total shares issued. At December 31, 2014, the Company has accounted for its investment in Gambitious Coop on the equity method basis of accounting.

At December 31, 2013 the Company had an indirect interest of 18% in Gambitious through an interest of 63% in Gambitious Coop. The balance sheets of Gambitious are as follows:

December 31,
2013
Current assets	$45,432
Property and equipment	-
$45,432
Current liabilities	$87,537
Stockholders’ equity	(42,105)
$45,432

The condensed statements of operations for Gambitious are as follows:

December 31,
2013
Sales	$21,994
Expenses, net	(240,661)
Net loss	$(218,667)

KREDIETPASPOORT

As of April 2014, Symbid B.V. and Symbid Coop acquired membership interests of 6.50% and 6.03% of Kredietpaspoort Coöperatie UA (“Kredietpaspoort”), respectively. The initial investments in Kredietpaspoort by Symbid B.V. and Symbid Coop of approximately $17,000 and $16,000, respectively, are recorded in Investments in Associated Companies. In addition, during 2014 our Chief Executive Officer and Chief Commercial Officer, both of whom are Directors of the Company, each acquired membership interests of 5.15% and 4.96%, respectively, in Kredietpaspoort. In December of 2014, our Chief Executive Officer sold his interest of 5.15% in Kredietpaspoort, also there was a re-allocation of memberships. Currently our Chief Commercial Officer holds an interest of 5.72%, while the interests of each Symbid Coop and Symbid B.V. are 6.96% and 7.57%, respectively. As a result our combined interest decreased from 22.64% to 20.25%. The Company continues to account for its investment in Kredietpaspoort on the equity method basis of accounting, as Symbid has the ability to exercise significant influence over the operating and financial policies of Kredietpaspoort through representation on the Kredietpaspoort board of directors and the combined voting interest of Symbid and its Chief Commercial Officer. With the exception of the investment by Symbid B.V. and Symbid Coop in April 2014, there have been no material transactions with Kredietpaspoort during the reporting period.

EQUIDAM

In August 2013, the Company acquired a 10% interest in Equidam for $ 1,400 recorded in Investments in Associated Companies. As December 31, 2014, the Company currently has a 7% ownership in Equidam, as the initial investment was diluted through a subsequent round of seed funding. The Company is accounting for their investment in Equidam on the cost basis of accounting. There have been no material transactions with Equidam during the reporting period.